Income Taxes, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Uncertainties [Abstract]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Tax Rate On US Source Shipping Income	2.00%
Unrecognized tax expense due to exemption	$ 172	$ 136	$ 80